Mining Interest, Plant and Equipment - Additional Information (Detail) $ in Thousands, $ in Thousands			12 Months Ended
	Jul. 05, 2019 USD ($)	Mar. 21, 2017 MXN ($)	Apr. 30, 2020 USD ($)	Apr. 30, 2019 CAD ($)	Apr. 30, 2019 USD ($)	Apr. 30, 2019 MXN ($)	Apr. 30, 2018 CAD ($)	Apr. 30, 2017 CAD ($)	Apr. 30, 2020 CAD ($)	Feb. 29, 2020 USD ($)	Nov. 30, 2019 USD ($)	Aug. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment on equipment				$ 4,804			$ 6,713
Interest received				159			$ 86
Allowance for the remaining receivable				441
San Pedrito [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sales price		$ 192,784,331
Gain on sale of San Pedrito								$ 7,128
Allowance for the remaining receivable				441
San Pedrito [member] | Mexico, Pesos [member]
Disclosure of detailed information about property, plant and equipment [line items]
Allowance for uncertain collectability						$ 15,000,000
Interest received						$ 2,300,000
San Pedrito [member] | United States of America, Dollars [member]
Disclosure of detailed information about property, plant and equipment [line items]
Allowance for uncertain collectability				1,027
Interest received				159
Altiplano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of shares purchased	100.00%
Consideration paid for share purchase	$ 1,600
Terms of the purchase agreement			The stock purchase agreement requires the payment of the US$1.6 million in instalments as to US$0.5 million on closing (received), US$0.5 million on August 31, 2019 (received), and US$0.2 million each 3 months from November 30, 2019 (received two payments, and third was received subsequent to April 30, 2020) to May 31, 2020
Payment of purchase agreement			$ 1,600
Purchase agreement received amount					$ 500					$ 200	$ 200	$ 500
Written down of plant and land					1,600
Estimated selling costs					$ 100
Impairment on equipment				$ 4,804
Working capital amount									$ 39